Subsequent events (Details) $ in Thousands, R$ in Millions					12 Months Ended
	Jan. 15, 2024 USD ($)	Jan. 15, 2024 BRL (R$)	Jan. 05, 2024 USD ($)	Jan. 05, 2024 BRL (R$)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Mar. 31, 2024 USD ($)	Feb. 29, 2024 USD ($)	Jan. 31, 2024 USD ($)
Subsequent events
Prepayments					$ 200,475	$ 328,775	$ 266,839
Treasury bills					$ 4,322	$ 4,600	$ 4,772
Entering into significant commitments or contingent liabilities | Natal Airport Concession Agreement | ACI do Brasil S.A.
Subsequent events
Outstanding compensation received on account of re-bidding process			$ 66,800	R$ 323.4
Repayment of Borrowings | Credit Facility Agreement With BNDES
Subsequent events
Prepayments	$ 15,700	R$ 75.9
Subscription of Borrowings | Aeropuertos Argentina 2000 SA | Series 1 Dollar denominated Notes
Subsequent events
Nominal value									$ 1,100	$ 1,100
Subscription of Borrowings | Aeropuertos Argentina 2000 SA | Series 2 Dollar denominated Notes
Subsequent events
Nominal value									$ 600	$ 600
Repurchased | Aeropuertos Argentina 2000 SA | Class 6
Subsequent events
Treasury bills								$ 4,700
Repurchased | Aeropuertos Argentina 2000 SA | Class 9
Subsequent events
Treasury bills								1,600
Repurchased | Aeropuertos Argentina 2000 SA | Class 10
Subsequent events
Treasury bills								$ 4,500